Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured at fair value on a recurring basis are as follows:

		Fair Value Measurement
		Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Total
		As of December 31,
	Balance Sheet Classification	2012	2011	2012	2011	2012	2011
		(In $ millions)
Mutual funds	Marketable securities, at fair value	53	64	—	—	53	64
Derivatives Not Designated as Hedges
Foreign currency forwards and swaps	Current Other assets	—	—	2	9	2	9
Total assets		53	64	2	9	55	73
Derivatives Designated as Cash Flow Hedges
Interest rate swaps	Current Other liabilities	—	—	(10)	(21)	(10)	(21)
Interest rate swaps	Noncurrent Other liabilities	—	—	(7)	(13)	(7)	(13)
Derivatives Not Designated as Hedges
Interest rate swaps	Current Other liabilities	—	—	(5)	(2)	(5)	(2)
Interest rate swaps	Noncurrent Other liabilities	—	—	(1)	—	(1)	—
Foreign currency forwards and swaps	Current Other liabilities	—	—	(8)	(3)	(8)	(3)
Total liabilities		—	—	(31)	(39)	(31)	(39)

Schedule of Carrying Values and Fair Values of Financial Instruments
Carrying values and fair values of financial instruments that are not carried at fair value in the consolidated balance sheets are as follows:

			Fair Value Measurement
	Carrying Amount		Significant Other Observable Inputs (Level 2)		Unobservable Inputs (Level 3)		Total
	As of December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
	(In $ millions)
Cost investments	156	147	—	—	—	—	—	—
Insurance contracts in nonqualified trusts	66	69	66	69	—	—	66	69
Long-term debt, including current installments of long-term debt	2,990	2,911	2,886	2,719	244	248	3,130	2,967